CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	¥ 98,589	$ 13,506	¥ 180,907	¥ 109,819
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,656	1,871	11,690	10,832
Share-based compensation	2,824	387	9,435	13,044
Allowance (reversal) of credit losses	(357)	(49)	519	5,026
Provision (reversal) of inventory reserve	278	38	(425)	2,207
Non-cash operating lease expenses	2,093	287	10,349	21,567
Changes in operating assets and liabilities:
Accounts receivable	9,225	1,264	18,293	(28,508)
Amounts due from related parties	(241)	(33)	476	4,782
Inventories	(7,235)	(991)	3,034	6,720
Prepayments and other current assets	52	7	13,348	(29,813)
Other non-current assets	(11,164)	(1,529)	(2,206)	(2,729)
Accounts payable	8,047	1,102	(2,081)	(6,330)
Amounts due to related parties	(2,694)	(369)	(2,516)	(1,909)
Deferred revenue and customer advances	(35,368)	(4,845)	(60,483)	76,083
Operating lease liabilities	(2,276)	(312)	(6,373)	(21,331)
Accrued expenses and other current liabilities	(16,883)	(2,313)	(1,845)	29,006
Net cash provided by operating activities	58,546	8,021	172,122	188,466
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(7,447)	(1,020)	(6,509)	(6,588)
Payment for long-term investment				(26,333)
Placements of short-term investments	(252,433)	(34,583)	(380,344)	(222,941)
Proceeds from maturities of short-term investments	207,118	28,375	380,344	222,941
Proceeds from disposal of property and equipment				79
Net cash used in investing activities	(52,762)	(7,228)	(6,509)	(32,842)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(9,631)	(1,319)	(9,542)	(6,959)
Proceeds received from exercise of share options	47	6	94	3
Payment of shareholder dividends	(35,269)	(4,832)
Payment for assets acquired under common control	(57,430)	(7,868)
Net cash used in financing activities	(102,283)	(14,013)	(9,448)	(6,956)
Effect of exchange rate changes on cash and cash equivalents	6,024	825	7,603	45,969
Net change in cash and cash equivalents	(90,475)	(12,395)	163,768	194,637
Cash and cash equivalents at the beginning of the year	1,213,767	166,285	1,049,999	855,362
Cash and cash equivalents at the end of the year	1,123,292	153,890	1,213,767	1,049,999
Supplemental disclosures of cash flow information:
Cash paid for income taxes	21,805	2,987	23,276	8,363
Supplemental disclosures of non-cash information:
Purchase of property and equipment, and intangible assets included in accrued expenses and other current liabilities	840	115	1,339	771
Operating lease right-of-use assets obtained in exchange for operating lease liabilities from new leases	¥ 13,081	$ 1,792	¥ 830	¥ 229